Schedule of Investments - March 31, 2023
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)

United States		60.18%
France		8.32%
Canada		6.23%
United Kingdom		5.96%
Sweden		3.57%
Netherlands		2.73%
Puerto Rico		2.32%
Japan		2.13%
Short-term securities and other assets in excess of liabilities		1.97%
Korea		1.91%
Italy		1.91%
Germany		1.73%
Australia		1.04%
* Based on country of risk.

			Shares
COMMON STOCKS - 98.03%			Held		Value
COMMUNICATION SERVICES - 7.54%
Entertainment - 1.32%
Warner Bros. Discovery, Inc. (a)				30,650	$462,815

Interactive Media & Services - 2.41%
Alphabet, Inc. (a)				8,100	840,213

Media - 2.65%
Comcast Corp.				20,300	769,573
News Corp.				8,900	153,703
					923,276
Wireless Telecommunication Services - 1.16%
Vodafone Group PLC - ADR				36,572	403,755
TOTAL COMMUNICATION SERVICES					2,630,059

CONSUMER DISCRETIONARY - 7.10%
Automobile Components - 2.48%
Magna International, Inc.				16,111	863,066

Automobiles - 2.15%
General Motors Company				20,445	749,923

Hotels, Restaurants & Leisure - 2.47%
Accor SA (a) (v)				26,500	861,547
TOTAL CONSUMER DISCRETIONARY					2,474,536

CONSUMER STAPLES - 1.73%
Household Products - 1.73%
Henkel AG & Company KGaA (v)				8,300	603,801
TOTAL CONSUMER STAPLES					603,801

ENERGY - 10.66%
Energy Equipment & Services - 1.13%
NOV, Inc.				21,269	393,689

Oil, Gas & Consumable Fuels - 9.53%
APA Corp.				16,600	598,596
Cenovus Energy, Inc.				34,100	594,952
Kosmos Energy Ltd. (a)				90,300	671,832
Marathon Oil Corp.				9,600	230,016
Ovintiv, Inc.				9,400	339,152
Shell PLC - ADR				3,000	172,620
Suncor Energy, Inc.				23,000	714,081
					3,321,249
TOTAL ENERGY					3,714,938

FINANCIALS - 27.91%
Banks - 14.08%
BNP Paribas SA (v)				10,556	630,382
Citigroup, Inc.				14,604	684,782
ING Groep NV (v)				37,856	449,555
Lloyds Banking Group PLC (v)				644,300	378,813
Popular, Inc.				14,100	809,481
Societe Generale SA (v)				9,993	225,157
UniCredit SpA (v)				35,400	667,217
U.S. Bancorp				9,200	331,660
Wells Fargo & Company				19,630	733,769
					4,910,816
Capital Markets - 4.66%
The Bank of New York Mellon Corp.				11,400	518,016
The Goldman Sachs Group, Inc.				2,268	741,885
Rothschild & Company				7,200	363,483
					1,623,384
Financial Services - 2.53%
Euronet Worldwide, Inc. (a)				7,900	884,010

Insurance - 6.64%
American International Group, Inc.				24,169	1,217,151
The Hartford Financial Services Group, Inc.				5,100	355,419
Tokio Marine Holdings, Inc. (v)				38,500	740,931
					2,313,501
TOTAL FINANCIALS					9,731,711

HEALTH CARE - 9.88%
Health Care Equipment & Supplies - 3.90%
GE HealthCare Technologies, Inc. (a)				5,178	424,751
Koninklijke Philips NV (v)				17,900	328,769
Medtronic PLC				7,500	604,650
					1,358,170
Health Care Providers & Services - 5.98%
CVS Health Corp.				13,900	1,032,909
Elevance Health, Inc.				2,288	1,052,045
					2,084,954
TOTAL HEALTH CARE					3,443,124

INDUSTRIALS - 14.76%
Aerospace & Defense - 4.72%
Airbus SE (v)				4,600	614,413
Babcock International Group PLC (a) (v)				123,600	456,599
BAE Systems PLC (v)				30,359	367,225
Safran SA (v)				1,400	207,252
					1,645,489
Air Freight & Logistics - 3.35%
FedEx Corp.				3,050	696,894
International Distributions Services PLC (v)				170,387	471,824
					1,168,718
Ground Transportation - 1.24%
U-Haul Holding Company				8,315	431,133

Industrial Conglomerates - 2.75%
General Electric Company				10,034	959,250

Machinery - 1.66%
Cummins, Inc.				2,429	580,239

Passenger Airlines - 1.04%
Qantas Airways Ltd. (a) (v)				80,900	361,093
TOTAL INDUSTRIALS					5,145,922

INFORMATION TECHNOLOGY - 18.45%
Communications Equipment - 7.75%
F5, Inc. (a)				10,000	1,456,900
Telefonaktiebolaget LM Ericsson - ADR				212,572	1,243,546
					2,700,446
Semiconductors & Semiconductor Equipment - 1.07%
Micron Technology, Inc.				6,200	374,108

Software - 7.72%
Microsoft Corp.				3,813	1,099,288
Oracle Corp.				7,575	703,869
Workday, Inc. (a)				4,300	888,122
					2,691,279
Technology Hardware, Storage & Peripherals - 1.91%
Samsung Electronics Company Ltd. (v)				13,500	667,588
TOTAL INFORMATION TECHNOLOGY					6,433,421

Total common stocks (Cost $31,262,235)					34,177,512

Total long-term investments (Cost $31,262,235)					34,177,512
			Principal
SHORT-TERM INVESTMENTS - 1.68%			Amount
Time Deposits - 1.68%
Barclays PLC, 4.18%, 04/03/2023*				$585,047	585,047
Brown Brothers Harriman & Co., 1.91%, 04/03/2023*			EUR	7	8
Total short-term investments (Cost $585,054)					585,055

Total investments - 99.71% (Cost $31,847,289)					34,762,567

Other assets in excess of liabilities - 0.29%					100,846

Net assets - 100.00%					$34,863,413

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model. The total market value of these securities was $8,032,166, which represented 23.04% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
EUR	- Euro
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$26,145,346
Time Deposits	585,055
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	861,547
Consumer Staples	603,801
Financials	3,092,055
Health Care	328,769
Industrials	2,478,406
Information Technology	667,588
Level 3 --- Significant unobservable inputs	-

Total Investments	$34,762,567

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.